Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	45
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2 Notes		$-	-	$-	-	$-
Class A-3 Notes		$-	-	$-	-	$-
Class A-4 Notes		$115,551,731.06	0.6184198	$106,908,109.71	0.5721601	$8,643,621.35
Total Securities		$115,551,731.06	0.1202599	$106,908,109.71	0.1112641	$8,643,621.35

Weighted Avg. Coupon (WAC)		5.44%		5.48%
Weighted Avg. Remaining Maturity (WARM)		20.81		20.02
Pool Receivables Balance		$135,411,211.87		$124,749,969.86
Remaining Number of Receivables		24,300		23,487

Adjusted Pool Balance		$133,570,632.73		$123,093,515.94

III. COLLECTIONS

Principal:
Principal Collections	$10,402,813.45
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$165,798.37
Total Principal Collections	$10,568,611.82

Interest:
Interest Collections	$644,324.27
Late Fees & Other Charges	$33,294.19
Interest on Repurchase Principal	$-
Total Interest Collections	$677,618.46

Collection Account Interest	$192.25
Reserve Account Interest	$104.24
Servicer Advances	$-

Total Collections	$11,246,526.77

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	45
30/360 Days	30
Actual/360 Days	34

IV. DISTRIBUTIONS

Total Collections					$11,246,526.77
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$11,246,526.77

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$112,842.68		$112,842.68	$112,842.68
Collection Account Interest					$192.25
Late Fees & Other Charges					$33,294.19
Total due to Servicer					$146,329.12

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$235,918.12		$235,918.12

Total interest:		$235,918.12		$235,918.12	$235,918.12

Available Funds Remaining:					$10,864,279.53

3. Principal Distribution Amount:					$8,643,621.35

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$8,643,621.35
Class A Notes Total:		8,643,621.35		$8,643,621.35
Total Noteholders Principal				$8,643,621.35

4. Available Amounts Remaining to reserve account					2,220,658.18

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,220,658.18

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,840,579.14
Beginning Period Amount	$1,840,579.14
Current Period Amortization	$184,125.22
Ending Period Required Amount	$1,656,453.92
Ending Period Amount	$1,656,453.92
Next Distribution Date Required Amount	$1,484,538.60

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$18,018,901.67	$16,185,406.23	$16,185,406.23
Overcollateralization as a % of Adjusted Pool		13.49%	13.15%	13.15%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	45
30/360 Days	30
Actual/360 Days	34

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.58%	22,919	96.51%	$120,401,320.55
30 - 60 Days	1.84%	432	2.67%	$3,330,310.91
61 - 90 Days	0.46%	107	0.66%	$828,415.38
91 + Days	0.12%	29	0.15%	$189,923.02
		23,487		$124,749,969.86
Total
Delinquent Receivables 61 + days past due	0.58%	136	0.82%	$1,018,338.40
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.62%	150	0.87%	$1,172,296.52
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.51%	128	0.66%	$957,739.88
Three-Month Average Delinquency Ratio	0.57%		0.78%

Repossession in Current Period		31		$301,002.16
Repossession Inventory		38		$177,193.59

Charge-Offs
Gross Principal of Charge-Off for Current Period				$258,428.56
Recoveries				$(165,798.37)
Net Charge-offs for Current Period				$92,630.19

Beginning Pool Balance for Current Period				$135,411,211.87

Net Loss Ratio				0.82%
Net Loss Ratio for 1st Preceding Collection Period				-0.46%
Net Loss Ratio for 2nd Preceding Collection Period				1.02%
Three-Month Average Net Loss Ratio for Current Period				0.46%

Cumulative Net Losses for All Periods				$11,166,740.55
Cumulative Net Losses as a % of Initial Pool Balance				1.02%

Principal Balance of Extensions				$548,463.18
Number of Extensions				67

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